John Hancock Financial Services U.S. Wealth Management Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com
February 22, 2011
VIA E-MAIL and FEDERAL EXPRESS
Alison T. White
Senior Counsel
Office of Insurance Products
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-169795) N-4/A Pre-Effective Amendment No. 1

John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-169797) N-4/A Pre-Effective Amendment No. 1
Dear Ms. White:
On behalf of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “Companies”), and on behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H and John Hancock Life Insurance Company of New York Separate Account A (the “Registrants”), we transmit for filing via EDGAR the Pre-Effective Amendments as referenced above (the “Pre-Effective Amendments”) to the Registration Statements on Form N-4 under the Securities Act of 1933, as amended (the “Act”), for the above-referenced registration of a flexible purchase payment deferred variable annuity contract to be issued by the Companies (the “Contract”).
The Pre-Effective Amendments include product design changes to the Contract and its guaranteed minimum withdrawal benefit riders, and additional edits of an updating nature. They also respond to your comments provided by letter, dated November 18, 2010, regarding the Initial Registration Statements filed on Form N-4 on October 6, 2010 (Accession Numbers 0000950123-10-091819 and 0000950123-10-091830) (the “October 6th Filings”). The Pre-Effective Amendments have been black-lined to show changes from the October 6th Filings.
Your November 18, 2010 comments are shown in italics below. We use underlines to show additions and ~~strikethroughs~~ to show deletions to the text of the Contract prospectus (the “Prospectus”).
Comment 1 General
a.	Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company’s guarantees under the policy (other than reinsurance agreements) or whether the company will be solely responsible for paying out on any guarantees associated with the policy.

b.	Please note that we will not accelerate the filing until all bracketed numbers are finalized.
RESPONSE: a. The issuing insurance company will be solely responsible for paying out on any guarantees associated with the Contract.

Alison T. White, Esq.
SEC Office of Insurance Products
February 22, 2011

b. The Pre-Effective Amendments include several values that are bracketed. We will finalize those values in a subsequent pre-effective amendment that will include our request for acceleration.
Comment 2. Glossary of Special Terms, pages 1-3
Please define “good order” in the Glossary of Special Terms.
RESPONSE: We define the term “good order” in the Glossary as follows:
Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.
Comment 3. Overview, page 4
Please remove the reference to the Contract in the last sentence of the first paragraph of the Overview. The registration statement should be a stand-alone document.
RESPONSE: We have removed the reference to the Contract in the last sentence of the first paragraph of the Overview section, so that the sentence reads as follows:
You should read carefully this entire Prospectus, including its Appendices~~, your Contract~~ and the Statement of Additional Information (“SAI”) for more detailed information.
Comment 4. Contract Owner Transaction Expenses, page 9
We note that in addition to the maximum contingent deferred sales load of 6%, you have included a tabular presentation within the table of the range of contingent deferred sales loads over time as permitted by Instruction 9 to Item 3 of Form N-4. Accordingly, please clarify the use of the term “maximum” in the headings for the entire table, as opposed to referring just to the 6% charge.
RESPONSE: The schedule of contingent deferred sales loads has been changed since the October 6 Filings, and the table now reads as follows:
Contract Owner Transaction Expenses1
John Hancock USA
John Hancock New York

	Venture® Frontier	Venture® Frontier with Flex Access
	Maximum Withdrawal Charge[2]	Maximum Withdrawal Charge[2]
	(as percentage of Purchase Payments)	(as percentage of Purchase Payments)
First Year	~~6%~~8%	~~6%~~8%
Second Year	~~6%~~7%	~~5%~~7%
Third Year	~~5%~~6%	~~4%~~6%
Fourth Year	5%	~~3%~~5%
Fifth Year	4%	0%
Sixth Year	3%	0%
Seventh Year	2%	0%
Thereafter	0%	0%

Alison T. White, Esq.
SEC Office of Insurance Products
February 22, 2011

[1]	State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VII. Charges and Deductions — Premium Taxes”).

[2]	You select at issue either the Venture® Frontier withdrawal charge schedule or the Venture® Frontier with Flex Access option and, once made, your selection may not be revoked. Note that the Flex Access option also has an asset-based distribution charge (see following table). Please refer to “VII. Charges and Deductions” for more information. The withdrawal charge is taken upon withdrawal or surrender within the specified period of years measured from the date of each Purchase Payment.
The use of the term “maximum” is to reflect the fact that Withdrawal Amounts may consist of several elements, including earnings, a free Withdrawal Amount and Purchase Payments from one or more Contract Years. The listed sales load percentages, therefore, might not apply to the entire Withdrawal Amount, but represent instead the highest percentage charge we will make against a given Purchase Payment in that Contract Year.
Comment 5. Other Account Fees deducted from Contract Value, page 10
The presentation in the table of a range of possible charges as the “current charge” is confusing. Please disclose only the specific charge that is currently imposed on new contracts.
RESPONSE: We have removed the bracketed range for the “current charge” in the table. The table in the Pre-Effective Amendments includes only single bracketed values, which we will finalize in a subsequent pre-effective amendment:
Other Account Fees deducted from Contract Value
Optional Guaranteed Minimum Withdrawal Benefit Riders
(You may select only one of the following. We deduct the fee on an annual basis from Contract Value.)

	~~Income Plus For Life 1.11[1]~~IPFL	~~Income Plus For Life~~IPFL — Joint
	6.11 Rider[1]	Life ~~1~~6.11[2]
Maximum Fee	[1.~~20%~~50]%	[1.~~20%~~50]%
Current Fee	~~0.80% —~~ [1.~~20%~~00]%	~~0.80% —~~ [1.~~20%~~00]%

[1]	The current charge for the Income Plus For Life ~~1~~6.11 Rider is ~~0.80% —~~ [1.~~20~~00]% of the Adjusted Benefit Base. We reserve the right to ~~increase~~change the charge up to a maximum charge of [1.~~20% on new Contracts, and~~50]% at any time, but we will not do so during the first [2] Contract Years, or within the [2] Contract Years following such a change. We also reserve the right to ~~increase~~change the charge on new Contracts up to a maximum charge of ~~1.20% on existing Contracts if the Benefit Base is stepped up to equal the Contract Value, or if you select the Rider after the Contract is issued.~~[1.50]% at any time.

[2]	The current charge for the Income Plus For Life — Joint Life ~~1.~~6.11 Rider is ~~0.80% —~~ [1.~~20~~00]% of the Adjusted Benefit Base. We reserve the right to ~~increase~~change the charge up to a maximum charge of ~~1.20% if~~[1.50]% at any time, but we will not do so during the ~~Benefit Base is stepped up to equal the~~ first [2] Contract ~~Value.~~ Years, or within the [2] Contract Years following such a change. We also reserve the right to change the charge on new Contracts up to a maximum charge of [1.50]% at any time.
     Comment 6. Examples, pages 11-12
a.	Please show the examples assuming the selection of the Venture Frontier with Flex Access contract before those assuming the selection of the Venture Frontier contract.

b.	Please supplementally advise how the amounts in the “1 Year” columns of each table were calculated.

Alison T. White, Esq.
SEC Office of Insurance Products
February 22, 2011

RESPONSE: a. We have reordered the examples to show the selection of a Venture Frontier with Flex Access Contract before those assuming the selection of the Venture Frontier Contract without Flex Access.
b. We have attached to this letter, as “Attachment A — Expense Examples and Explanations,” the explanations of our calculations of the amounts shown in the Year 1 columns for the Examples.
Comment 7. Portfolio Expenses Table, pages 12-13
Given that none of the contractual fee waivers extends a year beyond the date of the prospectus, please delete the “Contractual Expense Reimbursement” column as well as footnotes 2-4. See Instruction 3(e) to Item 2 of Form N-1A per Instruction 20 to Item 3 of Form N-4.
RESPONSE: Based on the Portfolio expense information available to date, the columns and footnotes relating to contractual expense reimbursements have been removed from the Portfolio Expense Tables in the Prospectus. If our final expense information includes contractual fee waivers that extend a year beyond the date of the Prospectus, we may include such information in a subsequent pre-effective amendment.
Comment 8. General Information about Us, the Separate Accounts and the Portfolios, page 14
Please disclose that (1) unlike the separate account, the general account is not segregated or insulated from the claims of the insurance company’s creditors, and (2) investors must depend on the financial strength of the insurance company for satisfaction of the company’s obligations under the contract including, for example, guarantees under the death benefit and guaranteed minimum withdrawal benefit riders.
RESPONSE: We have incorporated these elements into the disclosure under “The Companies.” The final paragraph in that section now reads as follows:
The Company incurs obligations under the Contract to guarantee amounts in addition to your Contract Value, ~~such as the Lifetime Income Amount~~ and ~~the Annuity Option,~~investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as the Lifetime Income Amount, the death benefit and ~~to the extent that the Company pays such amounts, the payments will come from the Company’s general account assets.~~any guaranteed amounts associated with our optional benefits Riders. Also, ~~when~~if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. ~~You should be aware that~~To the extent that the Company pays such amounts, the payments will come from the Company’s general account assets. You should be aware that, unlike the Separate Accounts, the Company’s general account is not segregated or insulated from the claims of the Company’s creditors. The general account consists of securities and other investments~~, the value of which~~ that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the ~~Statement of Additional Information~~SAI include a further discussion of risks inherent within the Company’s general account investments.
Comment 9. Distribution of Death Benefit, page 25
Please clarify, if true, that the JHSAA is not a true checking account not only because the Beneficiary cannot make deposits, but also because the Beneficiary cannot draw checks on the account that are payable to anyone but himself/herself.
RESPONSE: The John Hancock Safe Access Account (“JHSAA”) is not a true checking account, and a Beneficiary cannot make deposits into the account. But a Beneficiary is allowed to draw checks on the account that are payable to persons other than him/herself. The JHSAA disclosure in the Prospectus is as follows:

Alison T. White, Esq.
SEC Office of Insurance Products
February 22, 2011

Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account, but ~~as the Beneficiary cannot make deposits. It~~is solely a means of distributing the Contract’s death benefit~~, so t~~. The Beneficiary can only make withdrawals, and not deposits. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.
Comment 10. Availability of Investment Options Under the Optional Benefit Riders, page 33
a.	In the fourth to last paragraph on page 33, please either change “Source Fund” to “DCA Source Fund” or define “Source Fund.”

b.	We note your statement that “[y]ou may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal.” Please describe your default procedures, including how you determine from which Investment Option(s) a withdrawal is taken.
RESPONSE: a. We have changed all references to “DCA Source Fund” or “Source Fund” in the Prospectus to “DCA Source Portfolio.”
b. Since the October 6th Filings, we have changed the procedure for processing withdrawals from Contracts with an Income Plus For Life (“IPFL”) 6.11 Series Rider (the guaranteed minimum withdrawal benefit Riders available with this Contract). Accordingly, all withdrawals from Contracts with an IPFL 6.11 Series Rider are processed on a pro rata basis from each Investment Option.
Comment 11. Withdrawals before the Lifetime Income Date, page 40
We note your statement that withdrawals before the Lifetime Income Date “generally” reduce the Benefit Base on a pro rata basis. Please disclose the exception(s) to this rule.
RESPONSE: We have removed the term “generally” from the text of the Prospectus, so that it now reads as follows:
Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we ~~generally~~ reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount.
Comment 12. Withdrawals after the Lifetime Income Date, page 41
Please revise the first bullet point on the page to clarify that withdrawals taken under the Life Expectancy Distribution Program prior to the Lifetime Income Date do reduce the Benefit Base.
RESPONSE: We have included disclosure in the Prospectus to clarify that withdrawals taken under our Life Expectancy Distribution Program prior to the Lifetime Income Date do reduce the Benefit Base. The relevant text now reads as follows:

Alison T. White, Esq.
SEC Office of Insurance Products
February 22, 2011

     We do not reduce the Benefit Base and/or the Lifetime Income Amount:
•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base); or

•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.
Comment 13. Impact of Death Benefits, page 43
The table indicates that if the Deceased Owner is not the Covered Person, the Income Plus For Life 1.11“may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules.” Please specify the time you permit under your administrative rules.
RESPONSE: We have revised this table so that the sentence now reads “If the Deceased Owner is not the Covered Person, then the IPFL 6.11 Series Rider may continue if the Beneficiary elects to continue the Contract ~~within the time permitted under our administrative rules~~.” There are too many eventualities that might arise in these situations for us to summarize in the table the time we permit in all cases. We adhere to applicable state and federal laws in processing these transfers.
Comment 14. Distribution Fee, page 50
Given the fee table on page 10, the table on page 50 appears to be redundant. Please consider deleting it.
RESPONSE: We believe that the inclusion of the Distribution Fee chart in “VII. Charges and Deductions” is warranted given the importance of the information, the length of the Prospectus and the possibility that a consumer might turn to the “Charges and Deductions” section without first consulting the Fee Tables.
Comment 15. Reduction or Elimination of Charges and Deductions, page 50
Please disclose which charges and deductions you may reduce or eliminate. If the charges will include more than just sales loads and deductions from purchase payments, please advise why it is appropriate to assess such different charges on individuals (vs. groups).
RESPONSE: Sales loads and deductions from Purchase Payments, particularly in the context of group sales, are among the charges that we would review and reduce if circumstances warranted. However, we consider all of the charges related to the Contract as potentially subject to reduction for groups or classes of individuals in an appropriate situation. As we state in the Prospectus, any such reduction would not be unfairly discriminatory to any person. We cannot necessarily foresee what circumstances might arise that would be appropriate, and therefore we prefer to maintain the flexibility to respond accordingly.
Comment 16. Appendix C, page C-1
The first phrase of the paragraph disclosing the requirement that the remaining withdrawal charge be no more than $1000 or 1% of purchase payments is confusing. Please clarify if/when the withdrawal charge will be deducted.
RESPONSE: Appendix C has been removed from the Prospectus. An IPFL 6.11 Series Rider must be purchased with the Contract, and we are not offering the Riders to existing Contracts through purchase or exchange.
Comment 17. Exhibit 99.24(B)(10)

Alison T. White, Esq.
SEC Office of Insurance Products
February 22, 2011

Please remove the following qualifying phrases from the Opinion and Consent of Counsel: “in accordance with the prospectus contained in the effective Registration Statement” and “upon compliance with applicable local law.”
RESPONSE: The qualifying phrases “in accordance with the prospectus contained in the effective Registration Statement” and “upon compliance with applicable local law” have been removed from the Opinion and Consent of Counsel.
Comment 18. Tandy Representations
RESPONSE: The Registrants hereby acknowledge that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrants from their full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrants may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
In addition to the changes referred to above, we have made a number of changes to the Registration Statements since the October 6th Filings, which include the following:
Prospectus:
•	Changes to the guaranteed minimum withdrawal benefit Rider:
o	The Income Plus For Life 6.11 Series Riders introduced in this Prospectus differ significantly from previous IPFL Riders. Among other things, the Riders are funded through Subaccounts that are not available to Contracts without the Riders, so two sets of Variable Investment Options are listed.

o	In addition, the guarantees under the Riders are supported by the “Portfolio Stabilization Process,” a non-discretionary, systematic mathematical process designed to reduce the potential impact of volatile markets on the risks we assume.
•	There have been several other changes made to the underlying chassis:
o	Contract fees, including the withdrawal charge schedule, have been revised.

o	We include a new program to waive the annual $50 Contract fee if the Contract Owner registers for electronic delivery of transaction confirmations.

o	Updates have been made to the nursing home waiver.

o	No annuitization is permitted in the first six months after the Contract has been issued; 12 months for Contracts issued in the state of New York.

o	Updates have been made to the Annual Step-Up Death Benefit Rider.

o	Updates have been made to the calculation of and the process for extending the Maturity Date.
Statement of Additional Information:
•	A new section has been added entitled “John Hancock Variable Insurance Trust Portfolio Holdings Currently Posted on a Website.”

•	A new section has been added entitled “Additional Information About the Portfolio Stabilization Process.”

Alison T. White, Esq.
SEC Office of Insurance Products
February 22, 2011

If you have any questions with respect to this letter, the Contract or the Registration Statement, please contact me at (617) 663-3192, or in my absence, please contact Arnold R. Bergman, Chief Counsel, at (617) 663-2184. Thank you.
Sincerely,
/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel — Annuities
Attachment

Attachment A — Expense Examples and Explanations
Example 1: Maximum Portfolio operating expenses — Venture® Frontier with Flex Access Contract with optional benefit Riders
The following example assumes that you invest $10,000 in a Contract with the Flex Access withdrawal charge schedule option and the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee, Rider fees, and the maximum fees and expenses of any of the Portfolios. Please note that the Rider fees are reflected as a percentage of the Adjusted Benefit Base, which may vary in value from the total Variable Investment Option value. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock USA
John Hancock New York
Contract with Income Plus For Life 6.11 and Annual Step-Up Death Benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	[$1,246	$2,106	$2,587	$5,183
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$ 511	$1,558	$2,587	$5,183]
We calculated the amounts shown in the Year 1 column for the Example as follows:
i.	We calculated a total annual asset-based charge by adding the Contract’s Annual Separate Account expenses of 1.65% to the Portfolio fees and expenses of 1.04%. This total is 2.69%. We then added the fee for the Annual Step-Up Death Benefit Rider of 0.30% for a total of 2.99%. These charges are deducted on a daily basis at a rate of 2.99%/365= 0.0081918%. Since this rate is applied to an account value that is changing each day, we determined the total amount of expense attributable to the asset-based charges by applying the following formula for the accumulation value of an annuity with daily payments as follows:

$10,000 × .000081918 × (1.05(1/365)-.000081918)365-1) / (1.05(1/365)-.000081918-1) = $301.83.

ii.	The annual Contract fee is $50.

iii.	We calculated the fee for the Income Plus for Life 6.11 Rider as the maximum fee multiplied by the Benefit Base. This amount is 1.50% × $10,600 = $159.00.

iv.	We calculated the withdrawal charge for a surrender of the Contract at the end of Year 1 by applying the 8% maximum withdrawal charge to the end of year value reduced by the free Withdrawal Amount, which is .08 × $9,190.73 = $735.26.

v.	In Example 1, we calculated the total expenses if the Contract is surrendered at the end of the first year by adding the total expense attributable to the asset-based charges, the annual Contract fee, the Rider fee and the withdrawal charge, which is $301.83 + $50.00 + $159.00 + $735.26 = $1,246.09

vi.	In Example 1, we calculated the total expenses if you annuitize or do not surrender the Contract at the end of Year 1 equal to the total expense attributable to the asset-based charges, the annual Contract fee and the Rider fee, which is $510.83.
Example 2: Minimum Portfolio operating expenses — Venture® Frontier with Flex Access Contract with no optional benefit Riders
The next example assumes that you invest $10,000 in a Contract with the Flex Access withdrawal charge schedule option and no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock USA
John Hancock New York
Contract with no optional benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	[$1,045	$1,510	$1,525	$2,969
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$ 306	$932	$1,525	$2,969]
We calculated the amounts shown in the Year 1 column for the Example as follows:
i.	We calculated a total annual asset-based charge by adding the Contract’s Annual Separate Account expenses of 1.65% to the minimum Portfolio fees and expenses of 0.88%. This total is 2.53%. These charges are deducted on a daily basis at a rate of 2.53%/365= 0.0069315%. Since this rate is applied to an account value that is changing each day, we determined the total amount of expense attributable to the asset-based charges by applying the following formula for the accumulation value of an annuity with daily payments as follows:

$10,000 × .000069315 × (1.05(1/365)-.000069315)365-1) / (1.05(1/365)-.000069315-1) = $255.99.

ii	The annual Contract fee is $50.

iii.	We calculated the withdrawal charge for a surrender of the Contract at the end of 1 Year by applying the 8% maximum withdrawal charge to the end of year value reduced by the free Withdrawal Amount, which is .08 × $9,237.71 = $739.02.

iv.	In Example 2, we calculated the total expenses if the Contract is surrendered at the end of the first year by adding the total expense attributable to the asset-based charges, the annual Contract fee and the withdrawal charge, which is $255.99 + $50.00 + $739.02 = $1,045.01.

v.	In Example 2, we calculated the total expenses if you annuitize or do not surrender the Contract at the end of Year 1 equal to the total expense attributable to the asset-based charges and the annual Contract fee, which is $305.99.

Example 3: Maximum Portfolio operating expenses — Venture® Frontier Contract with optional benefit Riders
The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Please note that the Rider fees are reflected as a percentage of the Adjusted Benefit Base, which may vary in value from the total Variable Investment Option value. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock USA
John Hancock New York
Contract with Income Plus For Life 6.11 and Annual Step-Up Death Benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	[$1,200	$1,970	$2,774	$5,026
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$ 461	$1,412	$2,401	$5,026]
We calculated the amounts shown in the Year 1 column for the Example as follows:
i.	We calculated a total annual asset-based charge by adding the Contract’s Annual Separate Account expenses of 1.15% to the Portfolio fees and expenses of 1.04%. This total is 2.19%. We then added the fee for the Annual Step-Up Death Benefit Rider of 0.30% for a total of 2.49%. These charges are deducted on a daily basis at a rate of 2.49%/365= 0.0068219%. Since this rate is applied to an account value that is changing each day, we determined the total amount of expense attributable to the asset-based charges by applying the following formula for the accumulation value of an annuity with daily payments as follows:

$10,000 × .000068219 × (1.05(1/365)-.000068219)365-1) / (1.05(1/365)-.000068219-1) = $251.99.

iv.	The annual Contract fee is $50.

v.	We calculated the fee for the Income Plus for Life 6.11 Rider as the maximum fee multiplied by the Benefit Base. This amount is 1.50% × $10,600 = $159.00.

iv.	We calculated the withdrawal charge for a surrender of the Contract at the end of 1 Year by applying the 8% maximum withdrawal charge to the end of year value reduced by the free Withdrawal Amount, which is .08 × $9,241.80 = $739.34.

v.	In Example 3, we calculated the total expenses if the Contract is surrendered at the end of the first year by adding the total expense attributable to the asset-based charges, the annual Contract fee, the Rider fee and the withdrawal charge, which is $251.99 + $50.00 + $159.00 + $739.34 = $1,200.33.

vi.	In Example 3, we calculated the total expenses if you annuitize or do not surrender the Contract at the end of Year 1 equal to the total expense attributable to the asset-based charges, the annual Contract fee and the Rider fee, which is $460.99.

Example 4: Minimum Portfolio operating expenses — Venture® Frontier Contract with no optional benefit Riders
The next example assumes that you invest $10,000 in a Contract with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock USA
John Hancock New York
Contract with no optional benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	[$999	$1,370	$1,730	$2,799
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$256	$783	$1,330	$2,799]
We calculated the amounts shown in the Year 1 column for the expense example as follows:
i.	We calculated a total annual asset-based charge by adding the Contract’s Annual Separate Account expenses of 1.15% to the minimum Portfolio fees and expenses of 0.88%. This total is 2.03%. These charges are deducted on a daily basis at a rate of 2.03%/365= 0.0055616%. Since this rate is applied to an account value that is changing each day, we determined the total amount of expense attributable to the asset-based charges by applying the following formula for the accumulation value of an annuity with daily payments as follows:

$10,000 × .000055616 × (1.05(1/365)-.000055616)365-1) / (1.05(1/365)-.000055616-1) = $205.91.

ii.	The annual Contract fee is $50.

iii.	We calculated the withdrawal charge for a surrender of the Contract at the end of 1 Year by applying the 8% maximum withdrawal charge to the end of year value reduced by the free Withdrawal Amount, which is .08 × $9,289.02 = $743.12.

iv.	In Example 4, we calculated the total expenses if the Contract is surrendered at the end of the first year by adding the total expense attributable to the asset-based charges, the annual Contract fee and the withdrawal charge, which is $205.91 + $50.00 + $743.12 = $999.03.

vi.	In Example 4, we calculated the total expenses if you annuitize or do not surrender the Contract at the end of Year 1 equal to the total expense attributable to the asset-based charges and the annual Contract fee, which is $255.91.